Expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Expenses
Expenses
Losses on claims, net, operating expenses and other expenses for the years ended December 31 were comprised as follows:

	2017			2016
	Insurance and reinsurance companies(1)	Non-insurance companies(2)	Total	Insurance and reinsurance companies(1)	Non-insurance companies(2)	Total
Losses and loss adjustment expenses	6,880.0	—	6,880.0	4,478.3	—	4,478.3
Other reporting segment cost of sales	—	1,821.4	1,821.4	—	1,095.2	1,095.2
Wages and salaries	1,072.0	495.2	1,567.2	876.6	351.8	1,228.4
Employee benefits	242.1	76.9	319.0	213.1	63.8	276.9
Depreciation, amortization and impairment charges	136.5	144.0	280.5	98.4	93.3	191.7
Operating lease costs	79.3	136.9	216.2	60.6	95.1	155.7
Audit, legal and tax professional fees	155.7	27.2	182.9	116.2	17.4	133.6
Premium taxes	152.7	—	152.7	101.4	—	101.4
Information technology costs	122.2	16.2	138.4	99.8	6.7	106.5
Other reporting segment marketing costs	—	65.4	65.4	—	43.9	43.9
Share-based payments to directors and employees	58.4	5.4	63.8	48.1	5.5	53.6
Restructuring costs	30.6	3.1	33.7	2.9	0.3	3.2
Loss on repurchase of long term debt (note 15)(2)	—	28.6	28.6	—	—	—
Administrative expense and other	266.9	204.3	471.2	220.9	185.4	406.3
	9,196.4	3,024.6	12,221.0	6,316.3	1,958.4	8,274.7

(1)	Total expense of the insurance and reinsurance companies is comprised of losses on claims, net and operating expenses as presented in the consolidated statement of earnings.

(2)
Other expenses as presented in the consolidated statement of earnings is comprised of cost of sales and operating expenses of the non-insurance companies, and loss on repurchase of long term debt of the holding company.